Taxation - Income tax benefit consists of the following: (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Benefits [Abstract]
Current income tax benefit	¥ (20,260)		¥ (7,655)	¥ (1,889)
Total income tax benefit	¥ (20,260)	$ (2,897)	¥ (7,655)	¥ (1,889)